Long-term debt - Accounts Receivable Facility and Other (Details) € in Thousands, $ in Thousands	Dec. 31, 2021 EUR (€)	Dec. 31, 2021 USD ($)	Aug. 11, 2021 EUR (€)	Aug. 11, 2021 USD ($)	Dec. 31, 2020 EUR (€)	Dec. 31, 2020 USD ($)
Accounts Receivable Facility
Long-term debt
Maximum amount available	€ 794,632	$ 900,000	€ 768,049	$ 900,000	€ 733,437	$ 900,000
Letters of credit outstanding	11,065	$ 12,532			10,205	$ 12,522
Other long-term debt
Long-term debt
Fixed payment obligations for acquisitions	22,792				33,562
Fixed payment obligations for acquisitions classified as current portion of long-term debt	€ 12,513				€ 23,202